MORTGAGES, NOTES AND LOANS PAYABLE (Details) (USD $)			12 Months Ended			10 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 GGP Capital Trust I	Dec. 31, 2011 Collateralized mortgages, notes and loans payable note Y	Dec. 31, 2010 Collateralized mortgages, notes and loans payable	Nov. 09, 2010 Corporate and other unsecured term loans	Dec. 31, 2011 Corporate and other unsecured term loans	Dec. 31, 2010 Corporate and other unsecured term loans	Dec. 31, 2011 Junior Subordinated Notes due 2041	Dec. 31, 2010 Junior Subordinated Notes due 2041	Dec. 31, 2011 Bonds payable	Dec. 31, 2010 Bonds payable	Dec. 31, 2011 Bonds payable Minimum	Dec. 31, 2011 Bonds payable Maximum	Dec. 31, 2011 Revolving credit facility, (the "Facility") Y	Apr. 11, 2011 Revolving credit facility, (the "Facility")	Feb. 25, 2011 Revolving credit facility, (the "Facility")	Nov. 09, 2010 Revolving credit facility, (the "Facility")
Mortgages, notes and loans payable
Maximum amount of borrowing capacity under a line of credit that is available under certain circumstances																$ 1,000,000,000	$ 1,000,000,000
Fixed-rate debt	14,795,370,000	15,416,077,000		13,091,080,000	13,687,452,000		1,704,290,000	1,728,625,000
Revolving credit facility term (in years)															3
Variable-rate debt	2,347,644,000	2,425,680,000		2,347,644,000	2,425,680,000				206,200,000	206,200,000
Outstanding letter of credit and surety bonds	19,100,000	41,800,000
Total mortgages, notes and loans payable	17,143,014,000	17,841,757,000
Junior Subordinated Notes	206,200,000	206,200,000
Weighted-average interest rate (as a percent)				5.13%	5.24%		6.18%
Interest Expense						83,700,000
Number of mortgage notes refinanced				20
New mortgage notes refinanced				3,240,000,000
Weighted average term of refinanced notes (in years)				10.16
Cash proceeds in excess of in-place financing				619,000,000
Number of mortgage notes used in calculating weighted average interest rate				20
Weighted average interest rate prior to refinancing (as a percent)				5.83%
Weighted average interest rate after refinancing (as a percent)				5.06%
Increase in term of notes following refinancing (in years)				7
Land, buildings and equipment and developments in progress (before accumulated depreciation) pledged as collateral				22,670,000,000
Secured debt, cross-collateralized with other properties				2,920,000,000
Long-term debt				15,440,000,000							1,650,000,000	1,650,000,000
Amount of recourse fixed and variable rate debt				2,490,000,000
Interest rate (as a percent)													5.38%	7.20%
Aggregate principal amount											349,500,000
Maximum borrowing capacity																750,000,000	720,000,000	300,000,000
Variable rate basis			LIBOR						LIBOR						LIBOR
Basis spread on variable rate (as percent)									1.45%						4.50%
Trust Preferred Securities, basis spread on variable rate			1.45%
Issuance of trust preferred securities			200,000,000
Common securities issued to GGLP			6,200,000
Purchase of Junior Subordinated Notes			$ 206,200,000